JPMorgan Emerging Markets Research Enhanced Equity Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 103.6%
Brazil — 6.2%
B3 SA - Brasil Bolsa Balcao	1,100	2,810
Centrais Eletricas Brasileiras SA	879	7,040
Cia Energetica de Minas Gerais (Preference)	1,299	2,946
EDP - Energias do Brasil SA	976	3,948
Gerdau SA (Preference)	1,888	12,236
Itau Unibanco Holding SA (Preference)	3,117	15,552
Itausa SA (Preference)	4,663	7,826
Localiza Rent a Car SA *	4	45
Localiza Rent a Car SA	868	10,124
Lojas Renner SA	1,783	7,645
Magazine Luiza SA *	2,794	2,438
MercadoLibre, Inc. *	3	3,783
NU Holdings Ltd., Class A *	507	2,360
Petroleo Brasileiro SA (Preference)	4,546	23,444
Raia Drogasil SA	1,982	9,740
Sitios Latinoamerica SAB de CV * (a)	954	439
Suzano SA	978	8,946
TIM SA, ADR *	486	5,630
Vale SA, ADR (a)	2,029	37,905
WEG SA	1,743	13,160
XP, Inc., BDR *	80	1,420
		179,437
Chile — 0.3%
Banco Santander Chile, ADR	400	6,758
Cencosud SA	1,318	2,368
		9,126
China — 35.1%
Alibaba Group Holding Ltd. *	7,022	96,549
Amoy Diagnostics Co. Ltd., Class A	334	1,425
Angel Yeast Co. Ltd., Class A	400	2,470
Anhui Conch Cement Co. Ltd., Class H	722	2,741
ANTA Sports Products Ltd.	861	13,054
Baidu, Inc., ADR *	71	9,594
Baidu, Inc., Class A *	37	628
Baoshan Iron & Steel Co. Ltd., Class A	6,964	6,385
BeiGene Ltd., ADR * (a)	7	1,829
BeiGene Ltd. *	5	92
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	569	3,134
BOE Technology Group Co. Ltd., Class A	10,554	6,236
BYD Co. Ltd., Class H	166	5,273
CGN Power Co. Ltd., Class H (b)	11,623	2,716
Chacha Food Co. Ltd., Class A	700	4,735
China Construction Bank Corp., Class H	53,579	34,681
China International Capital Corp. Ltd., Class H (b)	3,542	7,915
China Life Insurance Co. Ltd., Class H	6,719	12,368
China Longyuan Power Group Corp. Ltd., Class H	3,390	4,680

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
China Merchants Bank Co. Ltd., Class H	3,518	22,818
China Oilfield Services Ltd., Class H	4,618	5,597
China Overseas Land & Investment Ltd.	3,693	9,973
China Pacific Insurance Group Co. Ltd., Class H	2,507	6,892
China Petroleum & Chemical Corp., Class H	13,434	7,254
China Resources Land Ltd.	2,706	12,969
China Resources Mixc Lifestyle Services Ltd. (b)	672	3,872
China Vanke Co. Ltd., Class H	3,308	6,687
China Yangtze Power Co. Ltd., Class A	2,550	7,858
Chongqing Brewery Co. Ltd., Class A	200	3,570
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,502	5,946
CMOC Group Ltd., Class H	2,490	1,441
Country Garden Services Holdings Co. Ltd.	2,027	5,480
CSPC Pharmaceutical Group Ltd.	6,052	6,901
Dongguan Yiheda Automation Co. Ltd., Class A *	250	2,391
ENN Energy Holdings Ltd.	710	10,694
Foshan Haitian Flavouring & Food Co. Ltd., Class A	729	8,591
Fuyao Glass Industry Group Co. Ltd., Class H (b)	1,708	8,406
Ganfeng Lithium Group Co. Ltd., Class H (b)	323	2,947
Guangzhou Automobile Group Co. Ltd., Class H	11,496	8,271
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	580	7,247
H World Group Ltd.	1,717	8,163
Haier Smart Home Co. Ltd., Class H	3,715	13,700
Han's Laser Technology Industry Group Co. Ltd., Class A	1,086	4,516
Hefei Meiya Optoelectronic Technology, Inc., Class A	726	2,951
Huatai Securities Co. Ltd., Class H (b)	2,585	3,347
Huayu Automotive Systems Co. Ltd., Class A	1,472	3,984
Hundsun Technologies, Inc., Class A	558	3,912
Industrial & Commercial Bank of China Ltd., Class H	28,533	15,263
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,657	8,008
Jade Bird Fire Co. Ltd., Class A	845	4,130
JD Logistics, Inc. * (b)	1,387	3,074
JD.com, Inc., Class A	1,215	36,064
Jiangsu Hengli Hydraulic Co. Ltd., Class A	512	4,968
Joinn Laboratories China Co. Ltd., Class H (b)	423	2,222
Kingdee International Software Group Co. Ltd. *	2,383	5,201
Kuaishou Technology * (b)	320	2,820
Kunlun Energy Co. Ltd.	9,444	7,448
Kweichow Moutai Co. Ltd., Class A	56	15,470
Laobaixing Pharmacy Chain JSC, Class A	909	5,325
Longfor Group Holdings Ltd. (c)	1,066	3,522
LONGi Green Energy Technology Co. Ltd., Class A	859	6,157
Meituan * (b)	2,172	48,553
Midea Group Co. Ltd., Class A	336	2,755
Minth Group Ltd.	1,372	4,027
Montage Technology Co. Ltd., Class A	338	2,781
NARI Technology Co. Ltd., Class A	759	2,974

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
NetEase, Inc.	1,324	23,482
NIO, Inc., ADR * (a)	396	4,777
NIO, Inc., Class A * (a)	212	2,548
Oppein Home Group, Inc., Class A	238	4,438
Pharmaron Beijing Co. Ltd., Class H (b)	748	5,481
PICC Property & Casualty Co. Ltd., Class H	8,182	7,692
Pinduoduo, Inc., ADR *	232	22,695
Ping An Bank Co. Ltd., Class A	3,081	6,869
Ping An Insurance Group Co. of China Ltd., Class H	3,984	30,950
Postal Savings Bank of China Co. Ltd., Class H (b)	8,961	6,098
Qingdao Haier Biomedical Co. Ltd., Class A	381	4,092
Sany Heavy Industry Co. Ltd., Class A	1,490	3,878
Shanghai Baosight Software Co. Ltd., Class A	695	5,155
Shanghai Liangxin Electrical Co. Ltd., Class A	1,410	3,033
Shanghai Putailai New Energy Technology Co. Ltd., Class A	328	2,693
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	157	7,769
Shenzhou International Group Holdings Ltd.	287	3,619
Silergy Corp.	418	8,506
Skshu Paint Co. Ltd., Class A *	227	4,179
StarPower Semiconductor Ltd., Class A	60	2,824
Sunny Optical Technology Group Co. Ltd.	187	2,521
Suzhou Maxwell Technologies Co. Ltd., Class A	44	2,919
Tencent Holdings Ltd.	2,950	143,755
Tingyi Cayman Islands Holding Corp.	1,726	2,871
Tongwei Co. Ltd., Class A	454	2,852
Trip.com Group Ltd. *	10	368
Trip.com Group Ltd., ADR *	158	5,816
Wanhua Chemical Group Co. Ltd., Class A	586	8,405
Wuliangye Yibin Co. Ltd., Class A	339	10,561
WuXi AppTec Co. Ltd., Class H (b)	556	7,228
Wuxi Biologics Cayman, Inc. * (b)	2,073	17,310
Xinyi Solar Holdings Ltd.	3,608	4,694
XPeng, Inc., Class A *	505	2,661
Yum China Holdings, Inc.	104	6,322
Yum China Holdings, Inc.	143	8,837
Zhejiang Dingli Machinery Co. Ltd., Class A	698	5,656
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,721	5,836
Zhuzhou CRRC Times Electric Co. Ltd.	601	3,204
Zijin Mining Group Co. Ltd., Class H	8,786	14,533
ZTO Express Cayman, Inc.	131	3,741
		1,014,513
Colombia — 0.1%
Ecopetrol SA, ADR	344	3,916

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Greece — 0.5%
Hellenic Telecommunications Organization SA	400	6,311
OPAP SA	485	7,274
		13,585
Hong Kong — 0.2%
Orient Overseas International Ltd.	87	1,438
Techtronic Industries Co. Ltd.	435	5,614
		7,052
Hungary — 0.4%
OTP Bank Nyrt.	263	7,914
Richter Gedeon Nyrt.	192	4,347
		12,261
India — 13.3%
Apollo Hospitals Enterprise Ltd.	173	9,043
Ashok Leyland Ltd.	1,345	2,468
Asian Paints Ltd.	33	1,095
Axis Bank Ltd.	1,398	14,944
Bajaj Finance Ltd.	29	2,087
Bharat Petroleum Corp. Ltd.	1,836	7,704
Biocon Ltd.	952	2,740
Britannia Industries Ltd.	179	9,485
Dabur India Ltd.	670	4,574
Dr Reddy's Laboratories Ltd.	180	9,553
Eicher Motors Ltd.	129	5,156
GAIL India Ltd.	3,182	3,712
Godrej Properties Ltd. *	274	3,973
HCL Technologies Ltd.	448	6,174
HDFC Bank Ltd., ADR	134	9,001
HDFC Life Insurance Co. Ltd. (b)	1,468	10,404
Hindustan Unilever Ltd.	589	18,595
Housing Development Finance Corp. Ltd.	1,027	33,074
ICICI Bank Ltd.	2,709	27,711
ICICI Prudential Life Insurance Co. Ltd. (b)	866	4,801
Infosys Ltd., ADR	1,848	34,751
Kotak Mahindra Bank Ltd.	572	12,145
Larsen & Toubro Ltd.	455	11,834
Maruti Suzuki India Ltd.	123	13,395
NTPC Ltd.	4,362	9,136
Oil & Natural Gas Corp. Ltd.	1,865	3,324
Petronet LNG Ltd.	2,322	6,180
Power Grid Corp. of India Ltd.	2,994	7,944
Reliance Industries Ltd.	1,549	44,691
Shriram Finance Ltd.	465	7,334
Tata Consultancy Services Ltd.	492	20,322
Tata Consumer Products Ltd.	694	6,196

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
UltraTech Cement Ltd.	112	9,693
UPL Ltd.	1,189	11,029
		384,268
Indonesia — 1.8%
Bank Central Asia Tbk. PT	37,536	21,302
Bank Rakyat Indonesia Persero Tbk. PT	56,269	17,256
Telkom Indonesia Persero Tbk. PT	50,871	13,146
		51,704
Malaysia — 1.2%
CIMB Group Holdings Bhd.	3,986	5,384
Malayan Banking Bhd.	1,895	3,887
Petronas Chemicals Group Bhd.	4,170	8,182
Public Bank Bhd.	11,918	11,863
Tenaga Nasional Bhd.	2,301	5,086
		34,402
Mexico — 3.3%
America Movil SAB de CV	18,870	19,702
Cemex SAB de CV *	20,971	11,159
Grupo Aeroportuario del Pacifico SAB de CV, Class B	490	8,440
Grupo Aeroportuario del Sureste SAB de CV, Class B	391	10,583
Grupo Financiero Banorte SAB de CV, Class O	1,779	14,741
Grupo Mexico SAB de CV	2,296	10,210
Kimberly-Clark de Mexico SAB de CV, Class A	2,576	4,904
Wal-Mart de Mexico SAB de CV	3,625	14,161
		93,900
Peru — 0.4%
Credicorp Ltd.	83	11,185
Philippines — 0.2%
ACEN Corp.	758	98
Ayala Corp.	150	1,957
Ayala Land, Inc.	6,177	3,331
		5,386
Poland — 0.6%
Dino Polska SA * (b)	123	11,193
Powszechny Zaklad Ubezpieczen SA	844	7,173
		18,366
Qatar — 0.7%
Industries Qatar QSC	1,699	6,581
Qatar National Bank QPSC	2,678	13,276
		19,857
Russia — 0.0% ^
Gazprom PJSC ‡	4,581	311
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	36

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Russia — continued
MMC Norilsk Nickel PJSC, ADR ‡ *	—	—
MMC Norilsk Nickel PJSC ‡	41	233
Novatek PJSC ‡ *	165	50
Rosneft Oil Co. PJSC ‡	833	73
Sberbank of Russia PJSC ‡ *	3,172	118
Severstal PAO, GDR ‡ * (b)	329	105
TCS Group Holding plc, GDR ‡ * (b)	69	50
X5 Retail Group NV, GDR ‡ * (b)	207	50
		1,026
Saudi Arabia — 3.5%
Al Rajhi Bank *	1,213	26,616
Alinma Bank	1,251	11,019
Almarai Co. JSC	396	5,868
Etihad Etisalat Co.	515	4,867
Mouwasat Medical Services Co.	57	3,154
SABIC Agri-Nutrients Co.	154	5,643
Saudi Arabian Mining Co. *	211	4,180
Saudi Arabian Oil Co. (b)	935	8,247
Saudi Basic Industries Corp.	557	13,819
Saudi National Bank (The)	918	11,627
Saudi Telecom Co.	706	6,966
		102,006
Singapore — 0.1%
BOC Aviation Ltd. (b)	361	3,009
South Africa — 4.4%
Bid Corp. Ltd.	560	11,541
Bidvest Group Ltd. (The)	616	7,956
Capitec Bank Holdings Ltd.	98	10,109
Clicks Group Ltd.	504	7,694
Discovery Ltd. *	619	4,924
FirstRand Ltd.	4,233	15,727
Foschini Group Ltd. (The)	381	2,384
Gold Fields Ltd.	255	2,903
Impala Platinum Holdings Ltd.	225	2,607
MTN Group Ltd.	1,317	11,146
Naspers Ltd., Class N	101	19,633
Nedbank Group Ltd.	355	4,588
Sanlam Ltd.	2,790	9,027
SPAR Group Ltd. (The)	309	2,442
Standard Bank Group Ltd.	824	8,227
Vodacom Group Ltd.	843	5,922
		126,830
South Korea — 13.1%
BGF retail Co. Ltd. *	16	2,419
Hana Financial Group, Inc.	298	11,838

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — continued
Hankook Tire & Technology Co. Ltd. *	115	3,044
HL Mando Co. Ltd. *	77	2,788
Hyundai Glovis Co. Ltd.	59	7,953
Hyundai Mobis Co. Ltd.	59	9,777
Hyundai Motor Co.	28	3,820
JYP Entertainment Corp. *	68	4,028
Kakao Corp. *	61	3,073
KB Financial Group, Inc.	343	15,609
Kia Corp.	220	11,991
KIWOOM Securities Co. Ltd. *	43	3,425
LG Chem Ltd.	40	22,566
LG H&H Co. Ltd.	10	6,229
Lotte Chemical Corp. *	19	2,797
NAVER Corp.	95	15,721
NCSoft Corp. *	23	8,575
POSCO Holdings, Inc.	62	15,274
Samsung Biologics Co. Ltd. * (b)	16	10,561
Samsung Electro-Mechanics Co. Ltd.	25	2,906
Samsung Electronics Co. Ltd.	2,619	130,457
Samsung Fire & Marine Insurance Co. Ltd.	60	9,965
Samsung SDI Co. Ltd.	13	7,131
Shinhan Financial Group Co. Ltd.	434	14,669
SK Hynix, Inc.	340	24,600
SK Innovation Co. Ltd. *	61	8,089
SK Telecom Co. Ltd.	138	5,236
SK, Inc.	23	3,789
SKC Co. Ltd. *	50	3,868
S-Oil Corp.	107	7,746
		379,944
Taiwan — 14.4%
Accton Technology Corp.	1,060	8,663
Advantech Co. Ltd.	898	10,264
ASE Technology Holding Co. Ltd.	2,887	9,741
Chailease Holding Co. Ltd.	1,682	12,673
Chunghwa Telecom Co. Ltd.	1,703	6,364
CTBC Financial Holding Co. Ltd.	16,966	12,973
Delta Electronics, Inc.	1,675	16,243
E.Sun Financial Holding Co. Ltd.	11,836	9,694
Eclat Textile Co. Ltd.	421	7,021
eMemory Technology, Inc.	70	3,838
Evergreen Marine Corp. Taiwan Ltd.	457	2,337
Fubon Financial Holding Co. Ltd.	4,550	9,164
Giant Manufacturing Co. Ltd.	476	3,268
Hon Hai Precision Industry Co. Ltd.	3,920	13,072
Largan Precision Co. Ltd.	60	4,282
MediaTek, Inc.	366	8,843
Nan Ya Plastics Corp.	3,940	9,915

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Nien Made Enterprise Co. Ltd.	385	4,013
Novatek Microelectronics Corp.	642	7,645
Powertech Technology, Inc.	953	2,664
President Chain Store Corp.	729	6,566
Realtek Semiconductor Corp.	375	4,027
Taiwan Mobile Co. Ltd.	1,199	3,783
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	221	20,524
Taiwan Semiconductor Manufacturing Co. Ltd.	10,252	180,915
Uni-President Enterprises Corp.	4,745	10,660
United Microelectronics Corp. *	2,812	4,602
Vanguard International Semiconductor Corp.	774	2,602
Wiwynn Corp.	240	6,028
Yang Ming Marine Transport Corp.	762	1,600
Yuanta Financial Holding Co. Ltd.	14,940	11,234
		415,218
Thailand — 2.8%
Airports of Thailand PCL *	4,197	9,465
Indorama Ventures PCL	3,209	3,953
Kasikornbank PCL	1,350	5,931
Minor International PCL *	5,848	5,923
PTT Exploration & Production PCL, NVDR	85	442
PTT Exploration & Production PCL	2,094	10,931
PTT Global Chemical PCL	4,998	7,491
PTT Global Chemical PCL, NVDR	127	191
PTT PCL	5,398	5,454
PTT PCL, NVDR	137	139
SCB X PCL	2,464	7,805
SCG Packaging PCL	2,473	3,930
Siam Cement PCL (The), NVDR	18	182
Siam Cement PCL (The) (Registered)	899	9,170
Thai Oil PCL, NVDR	76	134
Thai Oil PCL	3,250	5,720
Thai Union Group PCL, Class F	6,006	2,916
		79,777
United Arab Emirates — 0.8%
Dubai Islamic Bank PJSC	3,560	5,397
Emaar Properties PJSC	5,339	8,113
Emirates Telecommunications Group Co. PJSC	756	5,294
First Abu Dhabi Bank PJSC	1,084	4,021
		22,825
United States — 0.2%
Genpact Ltd.	66	3,104

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
JS Global Lifestyle Co. Ltd. (b)	1,185	1,433
Parade Technologies Ltd.	59	1,825
		6,362
Total Common Stocks (Cost $2,874,921)		2,995,955
Short-Term Investments — 2.8%
Investment Companies — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (d) (e)(Cost $69,505)	69,463	69,505
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (d) (e)	9,487	9,491
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (d) (e)	1,885	1,885
Total Investment of Cash Collateral from Securities Loaned (Cost $11,376)		11,376
Total Short-Term Investments (Cost $80,881)		80,881
Total Investments — 106.4% (Cost $2,955,802)		3,076,836
Liabilities in Excess of Other Assets — (6.4)%		(183,753)
NET ASSETS — 100.0%		2,893,083

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $11,116.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.6%
Semiconductors & Semiconductor Equipment	9.6
Internet & Direct Marketing Retail	7.4
Interactive Media & Services	5.7
Technology Hardware, Storage & Peripherals	4.8
Oil, Gas & Consumable Fuels	4.7
Insurance	3.7
Chemicals	3.5
Metals & Mining	3.5
Food & Staples Retailing	2.4
Diversified Financial Services	2.4
Food Products	2.3
IT Services	2.1
Real Estate Management & Development	1.9
Automobiles	1.9
Electronic Equipment, Instruments & Components	1.8
Wireless Telecommunication Services	1.8
Life Sciences Tools & Services	1.4
Hotels, Restaurants & Leisure	1.4
Diversified Telecommunication Services	1.2
Entertainment	1.2
Construction Materials	1.2
Machinery	1.1
Auto Components	1.0
Beverages	1.0
Others (each less than 1.0%)	13.8
Short-Term Investments	2.6
Futures contracts outstanding as of January 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	451	03/17/2023	USD	23,560	262

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$179,437	$—	$—	$179,437
Chile	9,126	—	—	9,126
China	53,548	960,965	—	1,014,513
Colombia	3,916	—	—	3,916
Greece	—	13,585	—	13,585
Hong Kong	—	7,052	—	7,052

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hungary	$—	$12,261	$—	$12,261
India	43,752	340,516	—	384,268
Indonesia	—	51,704	—	51,704
Malaysia	—	34,402	—	34,402
Mexico	93,900	—	—	93,900
Peru	11,185	—	—	11,185
Philippines	—	5,386	—	5,386
Poland	—	18,366	—	18,366
Qatar	—	19,857	—	19,857
Russia	—	—	1,026	1,026
Saudi Arabia	—	102,006	—	102,006
Singapore	—	3,009	—	3,009
South Africa	43,248	83,582	—	126,830
South Korea	—	379,944	—	379,944
Taiwan	20,524	394,694	—	415,218
Thailand	48,568	31,209	—	79,777
United Arab Emirates	—	22,825	—	22,825
United States	3,104	3,258	—	6,362
Total Common Stocks	510,308	2,484,621	1,026	2,995,955
Short-Term Investments
Investment Companies	69,505	—	—	69,505
Investment of Cash Collateral from Securities Loaned	11,376	—	—	11,376
Total Short-Term Investments	80,881	—	—	80,881
Total Investments in Securities	$591,189	$2,484,621	$1,026	$3,076,836
Appreciation in Other Financial Instruments
Futures Contracts	$262	$—	$—	$262
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (a) (b)	$47,040	$289,290	$266,832	$6	$1	$69,505	69,463	$290	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	3,487	39,001	33,000	3	—(c)	9,491	9,487	98	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	3,438	34,125	35,678	—	—	1,885	1,885	30	—
Total	$53,965	$362,416	$335,510	$9	$1	$80,881		$418	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
(c)	Amount rounds to less than one thousand.